Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Revenue	£ 253	£ 375
Other operating income	4,092	4,574
Operating expenses
Research and development	(9,750)	(8,693)
General and administration	(523)	(2,367)
Total operating expenses	(10,273)	(11,060)
Operating loss	(5,928)	(6,111)
Finance income	1	2
Finance costs	(52)	(60)
Loss before income tax	(5,979)	(6,169)
Income tax	1,042	831
Loss for the period	(4,937)	(5,338)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	13	(6)
Total comprehensive loss for the period	£ (4,924)	£ (5,344)
Basic and diluted loss per ordinary share from operations (in GBP per share)	£ (0.01)	£ (0.03)